Stock-Based Compensation, TDS excluding U.S. Cellular, Nonvested shares and other stock compensation disclosures (Details) - TDS Parent Company - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Performance Shares | Minimum
Shares issued and granted under stock compensation plans
Performance share awards target	0.00%
Performance Shares | Maximum
Shares issued and granted under stock compensation plans
Performance share awards target	200.00%
Common Shares | Restricted Stock Units
Stock based compensation, Nonvested shares rollforward, number of shares
Nonvested stock units, beginning of period - Number of shares	1,130,000
Granted number of shares	494,000
Vested number of shares	(322,000)
Forfeited number of shares	(127,000)
Nonvested stock units, end of period - Number of shares	1,175,000	1,130,000
Stock based compensation, Nonvested shares weighted average grant date fair value
Nonvested stock units - beginning of period weighted average grant date fair value	$ 26.97
Granted weighted average grant date fair value	25.97	$ 27.87	$ 27.57
Vested weighted average grant date fair value	25.27
Forfeited weighted average grant date fair value	27.09
Nonvested stock units - end of period weighted average grant date fair value	$ 27.01	$ 26.97
Fair value of vested stock units	$ 9	$ 10	$ 0
Common Shares | Performance Shares
Stock based compensation, Nonvested shares rollforward, number of shares
Nonvested stock units, beginning of period - Number of shares	97,000
Granted number of shares	115,000
Accumulated dividend equivalents	4,000
Nonvested stock units, end of period - Number of shares	216,000	97,000
Stock based compensation, Nonvested shares weighted average grant date fair value
Nonvested stock units - beginning of period weighted average grant date fair value	$ 29.45
Granted weighted average grant date fair value	27.79	$ 29.45
Accumulated dividend equivalents, wighted average exercise price	28.68
Nonvested stock units - end of period weighted average grant date fair value	28.56	29.45
Common Shares | Deferred Compensation Stock Units
Stock based compensation, Nonvested shares weighted average grant date fair value
Weighted average grant date fair value	$ 27.13	$ 27.94	$ 25.36
Shares issued and granted under stock compensation plans
Vested number of shares, unissued	112,000
Vested number of shares, unissued, fair value	$ 3
Common Shares | Deferred Compensation Stock Units | Maximum
Stock based compensation, Nonvested shares weighted average grant date fair value
Fair value of vested stock units	$ 1	$ 1	$ 1
Common Shares | Non-Employee Directors' Plan
Shares issued and granted under stock compensation plans
Shares issued	27,000	27,000	28,000